Segment reporting - Reconciling items to reported operating profit/loss (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments
Reversal of impairment loss	kr 149
Acquisition costs	(306)	kr (20)	kr (37)
Integration costs	(311)	(145)	(36)
Challenger program costs		(78)	(235)
Redundancy costs
Disclosure of operating segments
Integration costs	(181)	(62)	(20)
Challenger program costs		(31)	(128)
Other employee and consultancy costs
Disclosure of operating segments
Integration costs	(102)	(72)	(14)
Challenger program costs		(46)	(97)
Exit of contracts and other costs
Disclosure of operating segments
Integration costs	(28)	(11)	(2)
Challenger program costs		(1)	(10)
Cost of services provided and equipment sold
Disclosure of operating segments
Integration costs	(24)	(19)	(1)
Challenger program costs		(7)	(16)
Selling expenses
Disclosure of operating segments
Integration costs	(43)	(23)
Challenger program costs		(1)	(8)
Administrative expenses
Disclosure of operating segments
Integration costs	(244)	(103)	(35)
Challenger program costs		(70)	(211)
Other operating expenses
Disclosure of operating segments
Acquisition costs	(306)	(20)	(37)
COM HEM SWEDEN AB
Disclosure of operating segments
Acquisition costs	(306)	(20)
Integration costs	(210)
TDC, Sweden
Disclosure of operating segments
Acquisition costs			(35)
Integration costs	(101)	(145)	(36)
Other acquisitions
Disclosure of operating segments
Acquisition costs			kr (2)
Croatia
Disclosure of operating segments
Recorded provision for doubtful receivables		kr 89
Reversal of impairment loss	149
Estimated value in use	kr 1,700
WACC pre tax (as a percent)	13.00%	13.00%